Statement of Reconciliation of Cash, Cash Equivalents and Restricted Cash - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Income Statement [Abstract]
Cash and cash equivalents	$ 1,035,674	$ 1,947,142	$ 2,258,679	$ 4,932,048
Restricted cash in banks	26,339,708	29,693,689	30,933,928	25,875,556
Total cash, cash equivalents and restricted cash	$ 27,375,382	$ 31,640,831	$ 33,192,607	$ 30,807,604